DEBT - Corporate Revolving Credit Facilities (Details) - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	May 31, 2012	May 31, 2011
Corporate Revolving Credit Facility
Debt
Line of credit facility maximum borrowing capacity				$ 3,000	$ 2,500
Credit facility, amount outstanding		$ 0
Corporate Revolving Credit Facility | Revolver sub-facility
Debt
Letters of credit outstanding		80	$ 80
LC Agreement | BNP Paribas
Debt
Line of credit facility maximum borrowing capacity		175
Credit facility, amount outstanding		$ 172	$ 172
Debt term	3 years